                                                                   [LOGO]
                                                                   HARTFORD LIFE





May 2, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE:    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
       SEPARATE ACCOUNT FIVE ("REGISTRANT")
       DIRECTOR LIFE SERIES I
       FILE NO. 33-83650

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The form of Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (b) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 11, 2001.

If you should have any additional questions, please feel free to contact me at
(860) 843-6320.

Sincerely,

/s/ Thomas S. Clark

Thomas S. Clark
Assistant Counsel